Pensions and Other Benefit Plans (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 28, 2014	Dec. 29, 2013
Defined Benefit Plan Disclosure [Line Items]
Current Liabilities	$ 397	$ 386
Non-current liabilities	(9,972)	(7,784)
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	233	2,363
Current Liabilities	(74)	(71)
Non-current liabilities	(4,473)	(2,879)
Total recognized in the consolidated balance sheet - end of year	(4,314)	(587)
Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	0	0
Current Liabilities	(309)	(302)
Non-current liabilities	(4,693)	(4,018)
Total recognized in the consolidated balance sheet - end of year	$ (5,002)	$ (4,320)